3. Summary of Significant Accounting Policies (Details - Capitalized interest) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Interest cost capitalized	$ 0	$ 292	$ 1,607
Interest cost charged to income	3,923	6,665	8,087
Total interest cost	$ 3,923	$ 6,957	$ 9,694